Convertible preferred stock (Details) (USD $)	3 Months Ended	6 Months Ended	9 Months Ended	15 Months Ended	6 Months Ended	9 Months Ended	1 Months Ended	6 Months Ended	9 Months Ended	1 Months Ended	6 Months Ended		6 Months Ended	9 Months Ended
	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2012 Series A Preferred Stock and Series B Preferred Stock item	Dec. 31, 2011 Series A Preferred Stock and Series B Preferred Stock item	Jul. 31, 2011 Series A Preferred Stock	Jun. 30, 2012 Series A Preferred Stock item	Dec. 31, 2011 Series A Preferred Stock item	Mar. 31, 2012 Series B Preferred Stock	Jun. 30, 2012 Series B Preferred Stock item	Mar. 29, 2012 Series B Preferred Stock	Jun. 30, 2012 Series B Preferred Stock Minimum	Dec. 31, 2011 Series B Preferred Stock Minimum
Convertible preferred stock
Number of shares of common stock in which preferred stock is convertible							3,064,753
Shares issued							6,200,000			6,770,563
Issue price (in dollars per share)							$ 1.00					$ 5.50
Gross proceeds		$ 34,992,000	$ 6,099,000	$ 41,091,000			$ 6,200,000			$ 37,238,000
Issuance cost	101,000	2,245,000					101,000			2,246,000
Preferred stock, conversion ratio								1	1	1
Preferred stock, conversion ratio following Reverse Stock Split		1						2.023	2.023
Price per share of shares of common stock to be sold to the public in an underwritten public offering for automatic conversion of convertible preferred stock into shares of common stock (in dollars per share)					$ 16.50	$ 16.50							$ 16.50	$ 16.50
Gross proceeds on shares of common stock to be sold to the public in an underwritten public offering for automatic conversion of convertible preferred stock into shares of common stock					35,000,000	35,000,000			35,000,000				35,000,000
Percentage of outstanding shares of convertible preferred stock, whose holders' vote or written consent is required for conversion					70.00%	70.00%			70.00%
Percentage of outstanding shares of convertible preferred stock, whose holders' may elect to not receive the liquidation preference					70.00%	70.00%
Liquidation preference (in dollars per share)								$ 1.00	$ 1.00		$ 5.50
Maximum liquidation distributions per share (in dollars per share)								$ 2.00	$ 2.00		$ 11.00
Number of votes per share held by holders of common shares					1	1			1		1
Percentage of outstanding shares of convertible preferred stock, whose holders' affirmative vote is required for changes related to the company's activities					70.00%	70.00%			70.00%				60.00%	60.00%
Amount of indebtedness which can be created only after obtaining specified percentage of affirmative votes of the stockholders of the convertible preferred stock					$ 250,000	$ 250,000			$ 250,000
Number of directors entitled to be elected by the preferred stockholders								2	2		1
Number of shares of the Company's common stock into which the preferred stock is convertible		1
Preferred stock, conversion ratio													1